COMMITMENTS AND CONTINGENCIES (Leases and Guarantees Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent Expense	$ 259	$ 248	$ 222
Guarantees for indemnification liability	$ 1	$ 10